Unaudited Condensed Consolidated statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2019	2,304,630
Balance at Dec. 31, 2019	$ 23,046	$ 52,802,574	$ (11,020,415)	$ 41,805,205
Net income / (loss)	0	0	(6,118,563)	(6,118,563)
Dividends to Series B preferred shares			(748,012)	(748,012)
Share-based compensation	$ 0	124,212	0	124,212
Balance (in shares) at Jun. 30, 2020	2,304,630
Balance at Jun. 30, 2020	$ 23,046	52,926,786	(17,886,990)	35,062,842
Balance (in shares) at Dec. 31, 2020	2,348,216
Balance at Dec. 31, 2020	$ 23,482	53,048,060	(18,472,150)	34,599,392
Net income / (loss)	0	0	3,082,679	3,082,679
Dividends to Series B preferred shares	0	0	(570,925)	(570,925)
Share-based compensation	0	107,972	0	107,972
Preferred deemed dividend	$ 0	0	(120,000)	(120,000)
Issuance of shares sold at the market (ATM), net of issuance costs (in shares)	103,818
Issuance of shares sold at the market (ATM), net of issuance costs	$ 1,038	2,955,556	0	2,956,594
Issuance of shares in connection with debt to shares conversion (in shares)	180,308
Issuance of shares in connection with debt to shares conversion	$ 1,803	4,945,851	0	4,947,654
Offering expenses	$ 0	(13,667)	0	(13,667)
Balance (in shares) at Jun. 30, 2021	2,632,342
Balance at Jun. 30, 2021	$ 26,323	$ 61,043,772	$ (16,080,396)	$ 44,989,699